Shareholder Report, Average Annual Return (Details)	12 Months Ended
Aug. 31, 2025
T-REX 2X LONG MSTR DAILY TARGET ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	110.54%
T-REX 2X INVERSE MSTR DAILY TARGET ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(98.97%)
T-REX 2X LONG NFLX DAILY TARGET ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	133.29%
T-REX 2X LONG MSTR DAILY TARGET ETF | S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	16.06%
T-Rex 2X Inverse MSTR Daily Target ETF | S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	16.06%
T-Rex 2X Long NFLX Daily Target ETF | S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	13.81%